Average Annual Total Returns - Parnassus Mid Cap Fund	May 01, 2021
LipperMultiCapCoreFundsAverage [Member]
Average Annual Return:
1 Year	9.18%
5 Years	9.81%
10 Years	9.56%
RussellMidcapIndex [Member]
Average Annual Return:
1 Year	17.10%
5 Years	13.40%
10 Years	12.41%
Investor Shares
Average Annual Return:
1 Year	14.88%
5 Years	13.17%
10 Years	12.39%
Investor Shares | After Taxes on Distributions
Average Annual Return:
1 Year	14.73%
5 Years	12.34%
10 Years	11.52%
Investor Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.85%
5 Years	10.37%
10 Years	10.11%
Institutional Shares
Average Annual Return:
1 Year	15.16%
5 Years	13.42%
10 Years	12.54%
Inception Date	Apr. 30, 2015